Vessels - Narrative (Details) $ in Millions	1 Months Ended	4 Months Ended	6 Months Ended
	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($) tanker	Jun. 30, 2019 USD ($) tanker
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity Analysis, Decrease In Time Charter Rates For Assets With Significant Risk Of Material Adjustments, Impact On Impairment Loss			5.00%
Growth rate in freight rates			2.33%
Discount rate used			7.54%
Number of vessels			109
Interest Capitalized			$ 1.3
Capitalisation rate of borrowing costs eligible for capitalisation			6.47%
Percentage of equipment cost estimated to require replacement value of vessel			0.00%
Ballast Water Treatment Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Equipment | equipment	55
Total Consideration to Acquire Property, Plant, and Equipment	$ 36.2
Ships to be installed with scrubbers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | tanker		77
Exhaust Gas cleaning System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Consideration to Acquire Property, Plant, and Equipment		$ 116.1
Option exercised [Member] | Exhaust Gas cleaning System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | tanker			14
Total Consideration to Acquire Property, Plant, and Equipment		$ 20.3	$ 20.3